Expense Example, No Redemption - A C I Shares - JPMorgan Investor Conservative Growth Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	543	739	952	1,564	148	459	792	1,600	72	224	390	871